Summary of the main accounting policies: (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fixtures and fittings [member]
Useful lives or depreciation rates, property, plant and equipment	10 to 20%	10%
Machinery [member]
Useful lives or depreciation rates, property, plant and equipment	10 to 20%	10%
Computer Equipment [Member]
Useful lives or depreciation rates, property, plant and equipment	33 to 20%	33%
Transportation equipment [Member]
Useful lives or depreciation rates, property, plant and equipment	20 to 25%	25%
Improvements to leased premises [Member]
Useful lives or depreciation rates, property, plant and equipment	10%